Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock-Based Compensation

14.	Stock-Based Compensation

Stock Options

On December 2, 2009, the Company adopted the 2009 Equity Incentive Plan (the “2009 Plan") for the purpose of issuing incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended, non-qualified stock options, restricted stock, stock appreciation rights, performance unit awards and stock bonus awards to employees, directors, consultants and other service providers. A total of 320,000 shares of common stock were reserved for issuance under the 2009 Plan. Options were permitted to be granted under the 2009 Plan on terms and at prices as determined by the board of directors or by the plan administrators appointed by the board of directors.

On March 24, 2011, the Company granted an aggregate of 5,200 incentive stock options to four employees to purchase common shares. Options to purchase 3,200 common shares are exercisable for common shares at an exercise price of $12.00 per share, expire on March 24, 2021 and vest over three years with one-third vesting on the first anniversary of the date of grant and one-third vesting on each of the second and third anniversaries of the date of grant. Options to purchase 2,000 common shares are exercisable for common shares at an exercise price of $13.20 per share, expire on March 24, 2016 and vest over three years with one third vesting on the first anniversary of the date of grant and one third vesting on each of the second and third anniversaries of the date of grant.

On March 24, 2011, the Company granted an aggregate of 3,200 non-qualified stock options to eight directors to purchase common shares. The stock options are exercisable for common shares at an exercise price of $12.00 per share, expire on March 24, 2021 and vest on the first anniversary of the date of grant.

On May 11, 2011, the board of directors of the Company adopted the Pioneer Power Solutions, Inc. 2011 Long-Term Incentive Plan (the “2011 Plan”) which was subsequently approved by stockholders of the Company on May 31, 2011.

The 2011 Plan replaces and supersedes the 2009 Plan. The Company’s outside directors and employees, including the Company’s principal executive officer, principal financial officer and other named executive officers, and certain contractors are all eligible to participate in the 2011 Plan. The 2011 Plan allows for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly, in combination, or in tandem, and upon such terms as are determined by the board of directors or a committee of the board of directors that is designated to administer the Plan. Subject to certain adjustments, the maximum number of shares of the Company’s common stock that may be delivered pursuant to awards under the 2011 Plan is 700,000 shares. As of December 31, 2011, 118,400 stock options had been granted, consisting of 65,200 incentive stock options and 53,200 non-qualified stock options.

Expense for stock-based compensation recorded for the years ended December 31, 2011 and 2010 was approximately $0.3 million and $0.2 million, respectively. As of December 31, 2011, the Company had total stock-based compensation expense remaining to be recognized of approximately $0.3 million.

The following are assumptions used in the Black-Scholes-Merton Valuations:

	Year Ended December 31,
	2011	2010
Expected Volatility	46 - 50%	47 - 51%
Expected life in years	3.5 - 6.0	3.5 - 6.0
Risk-free interest rate	1.49 - 2.55%	1.77 - 2.84%
Dividend yield	0%	0%

A summary of stock option activity under all plans as of December 31, 2011, and changes during the year then ended, is presented below:

		Weighted-	Weighted-
	Stock	average exercise	average remaining	Aggregate
	options	price (per share)	contractual term	Intrinsic Value
Balance December 31, 2010	110,000	$15.29
Granted	8,400	12.29
Exercised	-	-
Forfeited	-	-
Outstanding on December 31, 2011	118,400	15.07	7.05	$-
Exercisable on December 31, 2011	38,000	-	7.02	$-

Warrants

As of December 31, 2011, the Company had warrants outstanding to purchase 640,000 shares of common stock with an average exercise price of approximately $14.00 per share. The warrants expire on dates beginning on December 2, 2014 and ending on April 30, 2015. No warrants were exercised during the year ended December 31, 2011.

On April 19, 2010, the Company agreed to issue a four-year warrant to its investor relations firm and its designees to purchase up to an aggregate of 10,000 shares of common stock at an exercise price of $16.25 per share. These warrants have been issued and were accounted for at their fair value amounting to approximately $50,200. The Company expensed the entire fair value of these warrants during the three month period ended June 30, 2010.

On April 30, 2010, the Company granted a five-year warrant, subject to an 18-month lockup agreement, to purchase up to 200,000 shares of common stock at $16.25 per share to the former sole shareholder of Jefferson Electric, Inc. The warrant was accounted for at its fair value amounting to $790,000, which for accounting purposes was included in the Jefferson Electric, Inc. purchase price allocation.

The following are assumptions used in the Black-Scholes-Merton Valuations:

Year Ended December 31,
	2011	2010
Expected Volatility	-	49.57 - 51.13%
Expected life	-	4.0 - 5.0
Risk-free interest rate	-	2.01 - 2.42%
Dividend yield	-	-

The following table summarizes the continuity of the Company's warrants:

	Number of	Weighted average
	shares	exercise price
Balance December 31, 2010	640,000	$14.00
Granted	-	-
Exercised	-
Balance December 31, 2011	640,000	$14.00